NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
NET INCOME PER SHARE
Schedule of computation of basic and diluted net income per share

	Years ended December 31,
	2011	2012	2013

Net income-basic (numerator):
Net income attributable to Xueda Education Group ordinary shareholders	4,790	1,965	16,151

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per share-basic	137,745,176	131,316,004	131,681,540
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options and nonvested shares using the treasury stock method	4,523,737	460,203	2,785,328
Weighted average ordinary shares outstanding used in computing diluted net income per share-diluted	142,268,913	131,776,207	134,466,868
Net income per ordinary share-basic	0.03	0.01	0.12
Net income per ordinary share-diluted	0.03	0.01	0.12